Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activities

A summary of the Group’s share option activities for the years ended December 31, 2013, 2014 and 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2012	6,965,477	1.40	8.36	7,504
Granted	3,833,000	3.07
Forfeited and expired	(520,030)	2.21
Exercised	(431,774)	1.16		7,778
Outstanding as of December 31, 2013	9,846,673	2.02	8.14	168,870
Granted	721,600	18.20
Forfeited and expired	(388,260)	4.08
Exercised	(3,391,943)	0.98		67,128
Outstanding as of December 31, 2014	6,788,070	4.14	7.75	112,925
Granted	1,638,600	20.72
Forfeited and expired	(279,626)	7.22
Exercised	(1,118,334)	3.10		27,785
Outstanding as of December 31, 2015	7,028,710	8.05	7.43	175,250
Exercisable as of December 31, 2015	3,699,502	3.04	6.34	110,765
Fully vested and expected to vest as of December 31, 2015	23,180,916

Summary of RSUs activities

There were no RSUs granted before 2014. The following table sets forth the summary of RSUs activities for the year ended December 31, 2014 and 2015:

		Weighted
		Average	Weighted
		Remaining	Average
	Number of	Contractual	Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2013	—	—
Granted	948,600		21.10
Forfeited	(54,000)
Vested	—
Unvested as of December 31, 2014	894,600	9.62
Granted	10,369,278		25.69
Forfeited	(527,274)
Vested(1)	(4,963,116)
Unvested as of December 31, 2015	5,773,488	9.51

Note:

(1)           In March 2015, in connection with the acquisition of Anjuke, the Company issued 248,216 fully vested RSUs of the Company to former Anjuke’s employees as part of the share consideration. In August 2015, in connection with our strategic investment in Ganji, the Company issued 4,449,002 fully vested RSUs of the Company to former Ganji’s employees as part of the share consideration.

Schedule of Valuation Assumptions

The fair value of each option grant under the 2013 Plan was estimated on the date of grant with the following assumptions:

	2013	2014	2015
Expected volatility	54.10% - 59.10%	50.80%-53.30%	48.50%-49.00%
Risk-free interest rate (per annum)	2.03% - 3.10%	3.01%-3.73%	2.67%-2.76%
Exercise multiple	2	2	2-2.8
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Expected forfeiture rate (post-vesting)	1.00% - 3.30%	0.30%-0.40%	0.17%-0.25%
Fair value of the underlying shares on the date of option grants (US$)	2.48 –8.50	19.26-22.95	10.93-24.85

58 Home 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activities

A summary of the 58 Home’s share option activities for the years ended December 31, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2014	—
Granted	8,921,000	0.11
Forfeited	(979,000)	0.13
Outstanding as of December 31, 2015	7,942,000	0.11	8.99	22,780

Schedule of Valuation Assumptions

The fair value of each option grant under the 58 Home 2015 Plan was estimated on the date of grant with the following assumptions:

2015
Expected volatility	59.40%-60.00%
Risk-free interest rate (per annum)	2.46%-2.63%
Exercise multiple	2-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.25%
Fair value of the underlying shares on the date of option grants (US$)	0.10-0.27